Organization and Principal Activities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 related_party asset_group Term	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Date of incorporation	Nov. 23, 2011
Percentage of VIEs revenues to the consolidated net revenues	88.90%	93.30%	95.70%
Percentage of VIEs assets to the consolidated total assets	11.40%	24.10%
Percentage of VIEs liability to the consolidated total liabilities	18.50%	31.50%
Number of consolidated VIEs' assets that are collateral for the VIEs' obligations | asset_group	0
VIEs creditors having recourse to general credit of the Company | related_party	0
Number of terms under arrangement with VIEs to provide financial support | Term	0
Business Operations Agreement [Member]
Variable Interest Entity [Line Items]
Effective years of agreement	10 years